UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments

VCA-2

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 5.0%
Boeing Co. (The)	58,054	$4,983,936
Precision Castparts Corp.	19,947	3,782,350
TransDigm Group, Inc.	23,796	3,638,884

		12,405,170

Air Freight & Logistics — 0.9%
FedEx Corp.	23,151	2,273,428

Airlines — 2.6%
United Continental Holdings, Inc.(a)	204,425	6,543,644

Auto Components — 1.6%
Lear Corp.	73,756	4,046,992

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.(a)	27,782	2,559,833
Gilead Sciences, Inc.(a)	74,670	3,653,603

		6,213,436

Capital Markets — 4.3%
Goldman Sachs Group, Inc. (The)	36,275	5,337,866
Morgan Stanley	240,437	5,284,805

		10,622,671

Chemicals — 2.4%
Monsanto Co.	32,920	3,477,340
Mosaic Co. (The)	42,093	2,509,164

		5,986,504

Commercial Banks — 4.1%
PNC Financial Services Group, Inc.	60,024	3,991,596
Wells Fargo & Co.	164,759	6,094,435

		10,086,031

Communications Equipment — 1.1%
JDS Uniphase Corp.(a)	203,533	2,721,236

Diversified Financial Services — 4.3%
Citigroup, Inc.	101,387	4,485,361
JPMorgan Chase & Co.	129,803	6,160,450

		10,645,811

Diversified Telecommunication Services — 1.5%
Vivendi SA, ADR (France)	184,429	3,810,303

Electric Equipment — 1.1%
AMETEK, Inc.	59,927	2,598,435

Electric Utilities — 1.0%
EDP-Energias de Portugal, S.A., ADR (Portugal)	78,430	2,431,330

Electronic Equipment & Instruments — 2.1%
Flextronics International Ltd.(a)	752,082	5,084,074

Energy Equipment & Services — 3.0%
Halliburton Co.	92,316	3,730,490
National Oilwell Varco, Inc.	53,432	3,780,314

		7,510,804

Food Products — 5.6%
Bunge Ltd.	63,226	4,667,976
Mondelez International, Inc.	129,646	3,968,464
Smithfield Foods, Inc.(a)	74,616	1,975,832
Tyson Foods, Inc. (Class A Stock)	133,511	3,313,743

		13,926,015

Healthcare Providers & Services — 3.2%
HCA Holdings, Inc.	103,135	4,190,375
UnitedHealth Group, Inc.	65,056	3,721,854

		7,912,229

Hotels, Restaurants & Leisure — 4.4%
Carnival Corp.	95,805	3,286,111
Hyatt Hotels Corp.(a)	67,533	2,919,452
International Game Technology	280,373	4,626,155

		10,831,718

Independent Power Producers & Energy Traders — 1.4%
Calpine Corp.(a)	170,750	3,517,450

Insurance — 2.4%
Arch Capital Group Ltd.(a)	26,323	1,383,800
MetLife, Inc.	121,076	4,603,310

		5,987,110

Internet Software & Services — 3.1%
Google, Inc.(Class A Stock)(a)	4,467	3,546,932
LinkedIn Corp.(a)	24,177	4,256,603

		7,803,535

IT Services — 1.9%
MasterCard, Inc.	8,691	4,702,961

Machinery — 0.8%
SPX Corp.	26,250	2,072,700

Media — 4.8%
Comcast Corp. (Class A Stock)	140,263	5,892,449
Liberty Global, Inc. (Series C)(a)	88,121	6,047,744

		11,940,193

Metals & Mining — 2.8%
Goldcorp, Inc.	101,144	3,401,473
Kinross Gold Corp.	453,172	3,593,654

		6,995,127

Multiline Retail — 0.7%
J.C. Penney Co., Inc.	109,007	1,647,096

Oil, Gas & Consumable Fuels —11.0%
Anadarko Petroleum Corp.	63,909	5,588,842
EOG Resources, Inc.	33,352	4,271,391
Marathon Oil Corp.	111,559	3,761,769
Newfield Exploration Co. (a)	34,064	763,715
Noble Energy, Inc.	48,495	5,608,932
Occidental Petroleum Corp.	48,679	3,814,973
Suncor Energy, Inc.	114,979	3,450,520
Trident Resources Corp., Private Placement (original cost $2,642,248; purchased 6/30/10)(a)(b)(c)	6,553	114,546

		27,374,688

Pharmaceuticals — 5.1%
Actavis, Inc.(a)	19,371	1,784,263
Allergan, Inc.	36,314	4,053,732
Novo-Nordisk A/S, ADR (Denmark)	21,094	3,406,681
Shire PLC, ADR (Ireland)	36,025	3,291,244

		12,535,920

Software — 5.9%
CA, Inc.	181,790	4,575,654
Intuit, Inc.	36,253	2,380,009
Microsoft Corp.	160,195	4,583,179
Salesforce.com, Inc.(a)	17,592	3,145,977

		14,684,819

Specialty Retail — 2.9%
Inditex SA, ADR (Spain)	127,269	3,377,210
TJX Cos. Inc. (The)	83,469	3,902,176

		7,279,386

Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc.(a)	36,977	2,305,516
Ralph Lauren Corp.	18,975	3,212,657

		5,518,173

Wireless Telecommunication Services — 0.4%
NII Holdings, Inc.(a)	197,721	856,132

TOTAL COMMON STOCKS (cost $191,603,443)		238,565,121

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, expiring 6/30/15 (original cost: $0; purchased 6/30/10)(a)(b)(c)	2,436	—	(e)

TOTAL LONG-TERM INVESTMENTS (cost $191,603,443)		238,565,121

	Shares
SHORT-TERM INVESTMENTS - 3.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,577,108)(d)	8,577,108	8,577,108

TOTAL INVESTMENTS — 99.6% (cost $200,180,551)		247,142,229
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		989,608

NET ASSETS — 100%		$248,131,837

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $2,642,248. The aggregate value of $114,546 is approximately 0.05% of net assets.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

The following abbreviations are used in the portfolio descriptions:

ADR American Depositary Receipt

CVR Contingent Value Rights

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 -other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 -significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$238,450,575	$—	$114,546
Rights	—	—	—
Affiliated Money Market Mutual Fund	8,577,108	—	—

Total	$247,027,683	$—	$114,546

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2012	$2,422,906
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)*	(2,308,360)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/2013	$114,546

*	Of which $(2,308,360) was included in Net Assets relating to securities held at reporting period end.

Included in the table above, under Level 3 securities, are common stock and rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For the rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open end, non exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 22, 2013

*	Print the name and title of each signing officer under his or her signature.